Trade receivables (Details 3) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of overdue amounts [line items]
Total trade receivables, net	$ 8,301	$ 8,727
Trade receivables [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	8,301	8,727
Trade receivables [member] | Current [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	7,763	7,916
Trade receivables [member] | Not later than one month [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	161	296
Trade receivables [member] | Later than one month and not later than three months [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	123	194
Trade receivables [member] | Later than three months and not later than six months [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	103	136
Trade receivables [member] | Later than six months and not later than one year [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	96	98
Trade receivables [member] | Later than one year [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	150	213
Trade receivables [member] | Provision for doubtful receivable [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	$ (95)	$ (126)	$ (190)	$ (162)